COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule Of Future Minimum Payments Under Non-cancelable Operating Lease Agreements	The following table summarizes the future minimum payments under this non-cancelable lease at March 31, 2014: 2014 $ 49,728 2015 $ 38,677 2016 $ - 2017 $ - 2018 $ - --------- $ 88,405	The following table summarizes the future minimum payments under this non-cancelable lease at December 31, 2013: 2014 $ 91,738 2015 $ 54,416 2016 $ - 2017 $ - 2018 $ - -------- $ 146,154